Long-Term Debt (Repayment schedule) (detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Long-term Debt, by Maturity [Abstract]
2017	$ 279,572
2018	7,904
2019	3,034
2020	2,531
2021	7,019
Thereafter	15,479
Total	$ 315,539	$ 274,164